Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories
Inventories consist of:

	December 31, 2019	December 31, 2018
Concentrate inventory	$17,433	$19,286
Stockpile ore (1)	27,708	3,945
Heap leach inventory and in process (2)	169,751	113,199
Doré and finished inventory (3)	67,820	30,736
Materials and supplies	88,004	47,299
Total inventories	$370,716	$214,465
Less: current portion of inventories	$(346,507)	$(214,465)
Non-current portion of inventories (4)	$24,209	$—

(1)	Includes an impairment charge of $5.0 million to reduce the cost basis of inventory to NRV at Manantial Espejo and Dolores mines (2018 – $11.2 million at Manantial Espejo mine).

(2)	Includes an impairment charge of $39.3 million to reduce the cost basis of inventory to NRV at Manantial Espejo and Dolores mines (2018 - $28.9 million at Manantial Espejo and Dolores mines).

(3)	Includes an impairment charge of $2.9 million to reduce the cost basis of inventory to NRV at Manantial Espejo and Dolores mines at December 31, 2019. (2018 - $7.5 million at Manantial Espejo mine).